Revenue and Expenses - Depreciation and Amortization (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Property, plant and equipment (Note 8)	€ 5,613	€ 5,751	€ 5,953
Intangible assets (Note 6)	3,248	3,298	3,443
Rights of use (Note 9)	1,721
Total	€ 10,582	€ 9,049	€ 9,396